Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 23.8%	Par	Value
Automobile - 8.6%
ACM Auto Trust, Series 2025-3A, Class A, 5.01%, 01/22/2030 (a)	$1,233,551	$1,227,365
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032 (a)	768,518	770,161
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	3,000,000	3,062,914
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	120,369	121,504
Avis Budget Car Rental LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (a)	2,666,667	2,655,922
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	3,000,000	3,020,580
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	379,089	378,884
Series 2021-N1, Class C, 1.30%, 01/10/2028	422,189	414,941
Series 2021-N2, Class B, 0.75%, 03/10/2028	611,094	596,548
Series 2021-N2, Class C, 1.07%, 03/10/2028	181,382	176,851
Series 2021-N3, Class C, 1.02%, 06/12/2028	426,004	412,861
Series 2025-P2, Class N, 5.71%, 06/10/2033 (a)	1,089,228	1,089,190
CPS Auto Trust, Series 2023-D, Class D, 7.80%, 01/15/2030 (a)	2,000,000	2,086,718
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	1,170,000	1,167,532
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	4,455,216	4,465,942
Series 2022-3A, Class E, 10.99%, 07/16/2029 (a)	2,000,000	2,104,502
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,500,000	1,467,356
Series 2022-3A, Class D, 6.76%, 09/15/2028	5,940,300	6,009,347
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	92,353	92,490
Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	2,000,000	1,999,247
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	193,000	183,866
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	288,000	270,351
Series 2022-2, Class C, 5.30%, 04/17/2028 (a)	1,000,000	995,732
Hertz Corp.
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,500,000	1,462,004
Series 2023-1A, Class B, 6.22%, 06/25/2027 (a)	1,000,000	1,005,132
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	242,227	246,014
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	266,834	269,626
Series 2023-3A, Class A2, 7.50%, 12/15/2028 (a)	208,466	211,982
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	1,223,997	1,229,888
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	3,010,000	3,054,332
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	3,000,000	3,091,061
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	225,345	225,389
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	3,000,000	3,016,622
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	181,848	182,095
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	636,435	637,474
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	3,500,000	3,510,495
Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	2,000,000	1,996,659
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	279,088	279,170
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,335,244	1,337,859
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05%, 02/10/2028 (a)	3,500,000	3,504,320
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	740,580	270,749
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	920,000	942,282
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2B, 4.81% (30 day avg SOFR US + 0.58%), 09/15/2028 (a)	3,000,000	2,997,739
		64,241,696

Consumer - 14.0%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	1,717,882	1,723,251
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	2,486,429	2,515,516
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	444,333	449,798
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	1,229,236	1,245,360
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	745,107	748,780
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	448,369	452,084
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	554,949	560,756
AMCR ABS Trust Series 2024-A, Class A, 6.26%, 08/18/2031 (a)	1,083,607	1,086,994
Cascade Funding Mortgage Trust Series 2021-GRN1, Class A, 1.10%, 03/20/2041 (a)	62,957	62,789
Cherry Securitization Trust Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	1,500,000	1,520,390
Foundation Finance Trust Series 2021-2A, Class A, 2.19%, 01/15/2042 (a)	477,908	455,712
FREED ABS Trust
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	391,760	393,930
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	925,286	930,277
Goldman Home Improvement Trust Series 2021-GRN2, Class A, 1.15%, 06/25/2051 (a)	411,378	402,326
Lendingpoint Asset Securitization Trust Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	573,296	567,272
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028 (a)	9,839	9,815
Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	18,697	18,646
Marlette Funding Trust
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	2,473,115	2,486,150
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	3,785,000	3,890,461
Momnt Technologies Trust
Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	301,592	302,009
Series 2025-1A, Class A, 6.24%, 06/20/2043 (a)	1,724,851	1,734,609
NetCredit Funding LLC Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	27,945	28,088
Oportun Financial Corp.
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	154,430	154,540
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	501,568
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	3,000,000	3,006,076
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	17,478	17,337
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	2,282,489	2,263,259
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	318,659	319,375
Series 2023-7, Class ABC, 8.80%, 07/15/2031 (a)(b)	621,419	623,464
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	556,189	559,061
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	3,689,202	3,765,174
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	4,002,005	4,081,328
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	1,948,711	1,961,291
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	2,111,661	2,131,590
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	1,449,393	1,458,198
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	3,537,679	3,562,354
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	797,499	802,974
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	2,988,349	3,007,252
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	485,890	489,854
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	203,156	204,206
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	2,583,757	2,598,710
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	516,426	520,424
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,095,270	1,104,437
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	1,158,324	1,167,132
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	839,542	844,460
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	648,365	652,017
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	999,915	1,009,427
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	999,915	1,007,536
Series 2025-2, Class B, 5.33%, 10/15/2032 (a)	1,624,829	1,636,027
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	1,999,790	2,011,484
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	999,798	1,007,282
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	999,798	1,016,179
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	2,500,000	2,519,126
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	3,000,000	3,040,872
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	1,000,000	1,015,141
Series 2025-5, Class C, 5.64%, 03/15/2033 (a)	4,500,000	4,529,952
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	1,163,831	1,163,437
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	1,000,000	999,877
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	7,000,000	6,989,722
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	2,000,000	1,995,965
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	1,700,000	1,713,988
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	1,600,000	1,616,257
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	2,000,000	2,019,749
Sotheby's Artfi Master Trust Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	3,446,000	3,465,004
SpringCastle America LLC Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	4,409,369	4,181,081
Sunbit Asset Securitization Trust Series 2025-1, Class A, 5.36%, 07/15/2030 (a)	1,000,000	1,004,729
Theorem Funding Trust Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	1,279,317	1,294,312
Upstart Pass-Through Trust Series
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	41,558	41,487
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	259,285	258,330
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	132,695	132,108
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	1,753,879	1,762,434
Upstart Structured Pass-Through Trust
Series 2022-2A, Class A, 4.25%, 06/17/2030 (a)	107,005	106,602
Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	203,083	203,441
		105,122,643

Credit Card - 0.3%
Mission Lane Credit Card Master Trust
Series 2025-A, Class A, 5.80%, 05/15/2030 (a)	1,500,000	1,515,216
Series 2025-C, Class A, 4.78%, 12/16/2030 (a)	1,000,000	1,002,378
		2,517,594

Equipment - 0.4%
Octane Receivables Trust Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	3,000,000	3,095,488

Fiber - 0.5%
Frontier Communications Parent, Inc. Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	4,000,000	4,051,362
TOTAL ASSET-BACKED SECURITIES (Cost $179,409,054)		179,028,783

CORPORATE OBLIGATIONS - 22.7%	Par	Value
Basic Materials - 1.4%
ArcelorMittal SA, 6.55%, 11/29/2027	3,050,000	3,172,767
Cabot Corp., 3.40%, 09/15/2026	700,000	694,291
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	500,000	479,415
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	225,000	224,932
FMC Corp., 3.20%, 10/01/2026	3,050,000	3,002,557
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	3,050,000	2,908,245
Methanex Corp., 5.13%, 10/15/2027	350,000	351,063
		10,833,270

Communications - 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	246,000	246,165
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	498,251
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	450,097
Sprint LLC, 7.63%, 03/01/2026	1,710,000	1,710,000
		2,904,513

Consumer, Cyclical - 4.2%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	600,000	600,000
Beazer Homes USA, Inc., 5.88%, 10/15/2027	600,000	600,873
BorgWarner, Inc., 2.65%, 07/01/2027	900,000	879,314
Carnival Corp., 4.00%, 08/01/2028 (a)	3,050,000	3,002,299
Delta Air Lines, Inc.
7.38%, 01/15/2026	1,700,000	1,704,872
4.95%, 07/10/2028	1,300,000	1,318,138
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	2,900,000	2,774,698
General Motors Co., 5.35%, 04/15/2028	180,000	184,378
General Motors Financial Co., Inc.
5.40%, 04/06/2026	400,000	401,807
2.40%, 04/10/2028	2,650,000	2,534,327
Hyatt Hotels Corp.
4.85%, 03/15/2026	300,000	300,058
5.05%, 03/30/2028	2,750,000	2,799,307
Mattel, Inc., 3.38%, 04/01/2026 (a)	3,000,000	2,983,009
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,712,135
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	650,000	668,471
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	1,770,000	1,768,343
5.50%, 04/01/2028 (a)	1,230,000	1,251,306
Southwest Airlines Co., 3.00%, 11/15/2026	2,007,000	1,981,726
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	935,720
United Airlines, Inc., 4.38%, 04/15/2026 (a)	3,360,000	3,355,162
		31,755,943

Consumer, Non-cyclical - 1.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,750,000	1,712,202
Conagra Brands, Inc., 1.38%, 11/01/2027	1,950,000	1,841,532
HCA, Inc.
5.25%, 06/15/2026	125,000	125,127
5.20%, 06/01/2028	1,700,000	1,740,929
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	3,000,000	3,029,798
Kraft Heinz Foods Co., 3.00%, 06/01/2026	2,500,000	2,481,746
Universal Health Services, Inc., 1.65%, 09/01/2026	700,000	685,321
		11,616,655

Energy - 2.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	600,000	602,333
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	1,800,000	1,755,174
4.38%, 01/15/2028	1,100,000	1,096,054
EQT Corp.
3.13%, 05/15/2026 (a)	904,000	895,828
6.50%, 07/01/2027	1,250,000	1,279,757
3.90%, 10/01/2027	896,000	889,597
Occidental Petroleum Corp.
3.20%, 08/15/2026	950,000	940,119
3.00%, 02/15/2027	1,115,000	1,100,242
7.15%, 05/15/2028	835,000	893,855
ONEOK, Inc.
4.85%, 07/15/2026	600,000	600,935
4.55%, 07/15/2028	1,100,000	1,108,079
Ovintiv, Inc.
5.38%, 01/01/2026	1,800,000	1,798,376
5.65%, 05/15/2028	240,000	246,826
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	600,000	596,020
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	177,000	177,415
4.20%, 03/15/2028	750,000	750,757
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	1,500,000	1,501,506
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	650,000	669,988
Western Midstream Operating LP
4.50%, 03/01/2028	900,000	902,229
4.75%, 08/15/2028	2,150,000	2,167,071
		19,972,161

Financial - 7.1%
ABN AMRO Bank NV, 4.80%, 04/18/2026 (a)	3,100,000	3,103,434
Air Lease Corp., 1.88%, 08/15/2026	3,000,000	2,945,956
Aircastle Ltd.
2.85%, 01/26/2028 (a)	1,800,000	1,739,758
6.50%, 07/18/2028 (a)	1,270,000	1,334,561
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	340,000	340,114
Ares Capital Corp.
7.00%, 01/15/2027	2,150,000	2,208,726
2.88%, 06/15/2028	850,000	809,548
Athene Global Funding, 5.52%, 03/25/2027 (a)	2,580,000	2,623,872
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	308,000	296,966
2.75%, 02/21/2028 (a)	1,150,000	1,106,203
6.38%, 05/04/2028 (a)	1,632,000	1,701,257
Barclays PLC, 5.20%, 05/12/2026	3,180,000	3,192,817
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	600,000	589,098
Capital One NA, 3.45%, 07/27/2026	1,100,000	1,093,436
Comerica, Inc., 3.80%, 07/22/2026	1,800,000	1,791,663
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	3,060,000	3,047,947
Fifth Third Bank NA, 3.85%, 03/15/2026	1,850,000	1,846,385
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	600,000	601,746
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	255,765
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	600,000	618,474
goeasy Ltd., 4.38%, 05/01/2026 (a)	274,000	271,166
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (a)	825,000	817,087
8.00%, 06/15/2027 (a)	2,040,000	2,119,278
Host Hotels & Resorts LP, 4.50%, 02/01/2026	950,000	948,965
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	650,000	647,453
KeyBank NA, 3.40%, 05/20/2026	1,040,000	1,034,827
Lloyds Banking Group PLC
4.58%, 12/10/2025	950,000	950,174
4.65%, 03/24/2026	800,000	800,697
LPL Holdings, Inc.
5.70%, 05/20/2027	140,000	142,689
4.63%, 11/15/2027 (a)	2,860,000	2,851,452
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	2,700,000	2,745,000
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	246,382
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	443,018
PRA Group, Inc., 8.38%, 02/01/2028 (a)	650,000	660,241
Radian Group, Inc., 4.88%, 03/15/2027	1,850,000	1,855,923
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	297,516
Synchrony Bank, 5.63%, 08/23/2027	1,800,000	1,837,615
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	400,000	401,258
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (a)	450,000	440,173
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,573,000	1,574,033
3.75%, 02/15/2027 (a)	927,000	918,201
4.50%, 01/15/2028 (a)	500,000	500,127
		53,751,001

Industrial - 3.7%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	2,100,000	2,092,155
Arrow Electronics, Inc.
7.50%, 01/15/2027	100,000	103,318
3.88%, 01/12/2028	2,900,000	2,872,878
Avnet, Inc., 6.25%, 03/15/2028	3,050,000	3,170,900
Berry Global, Inc., 1.57%, 01/15/2026	1,700,000	1,689,922
Black & Decker Holdings, Inc., 7.05%, 07/01/2028 (a)	2,100,000	2,221,351
Boeing Co.
2.75%, 02/01/2026	1,750,000	1,743,222
3.10%, 05/01/2026	1,300,000	1,292,639
Flex Ltd., 3.75%, 02/01/2026	1,500,000	1,495,808
GATX Corp.
3.25%, 09/15/2026	600,000	595,226
3.50%, 03/15/2028	1,100,000	1,079,202
Hexcel Corp., 4.20%, 02/15/2027	1,700,000	1,689,968
Jabil, Inc., 1.70%, 04/15/2026	400,000	395,545
MasTec, Inc., 4.50%, 08/15/2028 (a)	1,720,000	1,714,381
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	300,280
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	135,000	135,914
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,800,000	1,749,031
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	2,500,000	2,463,278
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	750,000	748,099
		27,553,117

Technology - 0.4%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	1,800,000	1,768,370
4.25%, 04/01/2028	1,350,000	1,342,467
		3,110,837

Utilities - 1.3%
National Fuel Gas Co., 5.50%, 10/01/2026	1,850,000	1,870,606
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	1,100,000	1,096,510
2.45%, 12/02/2027 (a)	1,950,000	1,870,782
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,750,000	1,745,796
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	2,745,000	2,765,571
3.70%, 01/30/2027 (a)	100,000	99,246
		9,448,511
TOTAL CORPORATE OBLIGATIONS (Cost $170,393,566)		170,946,008

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 21.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	2,000,000	1,954,012
Pool WN2035, 2.05%, 10/01/2026	6,451,707	6,340,241
Series K052, Class A2, 3.15%, 11/25/2025	11,403	11,385
Series K053, Class A2, 3.00%, 12/25/2025	1,818,866	1,814,999
Series K054, Class A2, 2.75%, 01/25/2026	1,876,212	1,869,925
Series K055, Class A2, 2.67%, 03/25/2026	5,519,934	5,491,308
Series K056, Class A2, 2.53%, 05/25/2026	918,250	911,457
Series K057, Class A2, 2.57%, 07/25/2026	5,175,699	5,129,118
Series K058, Class A2, 2.65%, 08/25/2026	6,000,000	5,938,206
Series K059, Class A2, 3.12%, 09/25/2026 (b)	3,411,819	3,387,148
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,840,581
Series K734, Class A2, 3.21%, 02/25/2026	440,808	439,641
Series K-F100, Class AL, 4.55% (30 day avg SOFR US + 0.24%), 11/25/2027	4,512,120	4,492,348
Series K-F100, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 01/25/2028	1,360,371	1,356,427
Series K-F101, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 01/25/2031	209,994	207,896
Series K-F103, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 01/25/2031	6,147,408	6,073,571
Series K-F104, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2031	3,613,653	3,596,651
Series K-F105, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 02/25/2031	4,548,346	4,516,449
Series K-F108, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 02/25/2031	483,599	481,275
Series K-F113, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 05/25/2028	579,924	576,600
Series K-F114, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 05/25/2031	1,232,178	1,215,391
Series K-F115, Class AS, 4.52% (30 day avg SOFR US + 0.21%), 06/25/2031	4,288,039	4,228,170
Series K-F117, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 06/25/2031	423,736	418,718
Series K-F118, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 07/25/2028	1,840,304	1,827,096
Series K-F120, Class AS, 0.00% (30 day avg SOFR US + 0.20%), 08/25/2031	6,910,991	6,854,839
Series K-F121, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 08/25/2028	6,422,932	6,371,561
Series K-F122, Class AS, 4.50% (30 day avg SOFR US + 0.19%), 09/25/2031	4,916,712	4,892,251
Series KF123, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 09/25/2028	1,270,730	1,260,887
Series KF128, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 12/25/2031	5,746,237	5,693,843
Series KF129, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2029	6,033,303	5,991,758
Series KF130, Class AS, 4.60% (30 day avg SOFR US + 0.29%), 01/25/2029	1,020,727	1,018,372
Series KF133, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 02/25/2029	3,588,419	3,575,601
Series KF135, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 05/25/2029	606,369	605,435
Series KF136, Class AS, 4.72% (30 day avg SOFR US + 0.41%), 04/25/2032	497,069	495,252
Series KF155, Class AS, 4.98% (30 day avg SOFR US + 0.67%), 02/25/2030	732,900	734,611
Series KF160, Class AS, 5.01% (30 day avg SOFR US + 0.70%), 10/25/2030	1,701,540	1,712,077
Series KF166, Class AS, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,870
Series KF43, Class A, 4.66% (30 day avg SOFR US + 0.35%), 01/25/2028	2,110,035	2,104,984
Series KF48, Class A, 4.71% (30 day avg SOFR US + 0.40%), 06/25/2028	814,179	812,706
Series KF60, Class A, 4.91% (30 day avg SOFR US + 0.60%), 02/25/2026	224,566	224,889
Series KF62, Class A, 4.90% (30 day avg SOFR US + 0.59%), 04/25/2026	346,425	347,205
Series KF64, Class A, 4.86% (30 day avg SOFR US + 0.55%), 06/25/2026	259,035	259,392
Series KF67, Class A, 4.94% (30 day avg SOFR US + 0.63%), 08/25/2029	651,853	654,238
Series KF68, Class A, 4.91% (30 day avg SOFR US + 0.60%), 07/25/2026	1,966,993	1,970,769
Series KF74, Class AS, 4.83% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,486	14,504
Series KF75, Class AS, 4.85% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	528,658	529,714
Series KF81, Class AS, 4.71% (30 day avg SOFR US + 0.40%), 06/25/2027	1,163,834	1,163,058
Series KF82, Class AS, 4.73% (30 day avg SOFR US + 0.42%), 06/25/2030	527,448	525,767
Series KF84, Class AL, 4.72% (30 day avg SOFR US + 0.41%), 07/25/2030	1,155,659	1,159,306
Series KF86, Class AL, 4.71% (30 day avg SOFR US + 0.40%), 08/25/2027	1,146,147	1,145,290
Series KF86, Class AS, 4.63% (30 day avg SOFR US + 0.32%), 08/25/2027	3,757,347	3,749,491
Series KF88, Class AL, 4.75% (30 day avg SOFR US + 0.44%), 09/25/2030	1,385,853	1,383,305
Series KF91, Class AL, 4.75% (30 day avg SOFR US + 0.44%), 10/25/2030	593,322	593,408
Series KF92, Class AS, 4.67% (30 day avg SOFR US + 0.36%), 10/25/2030	130,041	129,236
Series KF93, Class AL, 4.70% (30 day avg SOFR US + 0.39%), 10/25/2027	618,716	619,082
Series KF93, Class AS, 4.62% (30 day avg SOFR US + 0.31%), 10/25/2027	529,003	527,514
Series KF94, Class AL, 4.72% (30 day avg SOFR US + 0.41%), 11/25/2030	2,022,201	2,014,373
Series KF95, Class AL, 4.68% (30 day avg SOFR US + 0.37%), 11/25/2030	89,655	89,391
Series KF96, Class AS, 4.61% (30 day avg SOFR US + 0.30%), 11/25/2030	2,587,991	2,564,834
Series KF97, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 12/25/2030	3,759,006	3,716,627
Series KF98, Class AL, 4.59% (30 day avg SOFR US + 0.28%), 12/25/2030	5,096,296	5,046,291
Series KF99, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 12/25/2030	8,865,369	8,744,613
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	2,000,000	1,993,272
Pool AN1959, 2.69%, 07/01/2026	858,846	850,797
Pool AN2428, 2.36%, 08/01/2026	1,555,000	1,534,665
Pool AN2855, 2.22%, 09/01/2026	1,530,000	1,506,703
Pool AN3381, 2.52%, 10/01/2026	1,298,302	1,275,655
Pool BL5005, 2.41%, 11/01/2026	3,571,063	3,516,550
Series 2016-M6, Class A2, 2.49%, 05/25/2026	2,282,958	2,263,153
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (b)	814,437	801,751
Series 2019-M28, Class AV, 2.23%, 02/25/2027	1,437,334	1,421,970
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $165,004,331)		164,588,473

COLLATERALIZED LOAN OBLIGATIONS - 15.1%	Par	Value
Apidos CLO Ltd. Series 2019-31A, Class A1R, 5.27% (3 mo. Term SOFR + 1.36%), 04/15/2031 (a)	1,847,880	1,849,296
Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2034 (a)	3,800,000	3,805,502
BCRED BSL Static CLO Ltd. Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	2,000,000	1,999,314
BCRED MML CLO LLC Series 2022-1A, Class A1, 5.53% (3 mo. Term SOFR + 1.65%), 04/20/2035 (a)	6,035,000	6,033,908
Black Diamond CLO Ltd. Series 2019-2A, Class A1AR, 5.18% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	2,941,593	2,943,284
BlueMountain CLO Ltd. Series 2018-22A, Class A2, 5.57% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	3,500,000	3,501,022
Canyon Capital CLO Ltd. Series 2016-1A, Class AR, 5.24% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	2,002,516	2,003,113
Canyon CLO Ltd. Series 2018-1A, Class A, 5.24% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	3,898,956	3,900,527
CarVal CLO Ltd. Series 2022-1A, Class A1, 5.38% (3 mo. Term SOFR + 1.51%), 04/21/2034 (a)	4,400,000	4,408,800
Cerberus Loan Funding LP Series 2023-1A, Class A, 6.30% (3 mo. Term SOFR + 2.40%), 03/22/2035 (a)	5,000,000	5,006,730
Churchill Middle Market CLO Ltd. Series 2023-2A, Class X, 5.88% (3 mo. Term SOFR + 2.00%), 01/20/2036 (a)	571,429	571,719
CIFC Funding Ltd. Series 2020-1A, Class A1R, 5.32% (3 mo. Term SOFR + 1.41%), 07/15/2036 (a)	10,000,000	10,010,760
Dryden Senior Loan Fund
Series 2015-41A, Class BR, 5.47% (3 mo. Term SOFR + 1.56%), 04/15/2031 (a)	2,650,000	2,653,874
Series 2018-61A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.08%), 01/17/2032 (a)	4,519,275	4,520,938
Series 2018-64A, Class A, 5.12% (3 mo. Term SOFR + 1.23%), 04/18/2031 (a)	4,129,123	4,131,770
Fortress Credit BSL Ltd. Series 2020-1A, Class A1AR, 0.00% (3 mo. Term SOFR + 1.10%), 10/20/2033 (a)(c)	4,000,000	4,000,000
Gallatin CLO Ltd. Series 2017-1A, Class A1R, 5.26% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	899,019	899,008
Golub Capital Partners CLO Ltd. Series 2022-61A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.23%), 07/25/2035 (a)	2,500,000	2,498,607
Greywolf CLO Ltd. Series 2020-3RA, Class A1R2, 5.09% (3 mo. Term SOFR + 1.23%), 04/22/2033 (a)	4,792,264	4,799,337
Highbridge Loan Management Ltd. Series 11A-17, Class BR, 6.07% (3 mo. Term SOFR + 1.81%), 05/06/2030 (a)	2,198,664	2,198,796
ING Investment Management CLO Ltd. Series 2013-2A, Class A1R, 5.09% (3 mo. Term SOFR + 1.23%), 04/25/2031 (a)	182,935	182,534
Jamestown CLO Ltd. Series 2018-11A, Class A2, 5.87% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,625,000	1,629,249
KKR CLO Trust Series 18, Class A1R2, 5.19% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	4,750,000	4,751,349
LJV I MM CLO LLC Series 2022-1A, Class A1, 5.71% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	4,627,755	4,633,258
Octagon Investment Partners Ltd. Series 2013-1A, Class BR2, 5.52% (3 mo. Term SOFR + 1.66%), 01/25/2031 (a)	1,421,753	1,424,710
OZLM Ltd. Series 2019-24A, Class A1AR, 5.31% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	1,931,542	1,931,355
Palmer Square Loan Funding Ltd. Series 2022-4A, Class A2R, 5.17% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	3,250,000	3,251,261
Sound Point CLO Ltd. Series 2015-2A, Class ARRR, 5.36% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	4,197,547	4,200,217
Steele Creek CLO Ltd.
Series 2014-1RA, Class B, 5.63% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	499,033	499,093
Series 2019-1A, Class ARR, 4.94% (3 mo. Term SOFR + 1.04%), 04/15/2032 (a)	1,313,350	1,312,976
Series 2019-2A, Class ARR, 4.90% (3 mo. Term SOFR + 1.00%), 07/15/2032 (a)	2,455,960	2,455,081
Symphony CLO Ltd. Series 2014-15A, Class AR3, 5.22% (3 mo. Term SOFR + 1.34%), 01/17/2032 (a)	4,267,613	4,270,204
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 5.19% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	2,018,900	2,021,799
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.28% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	662,502	662,450
Series 2019-2A, Class CRR, 6.48% (3 mo. Term SOFR + 2.60%), 10/17/2031 (a)	1,550,000	1,549,084
TIAA CLO Ltd. Series 2016-1A, Class ARR, 5.13% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	1,271,269	1,271,562
Trinitas CLO Ltd. Series 2020-14A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	4,800,000	4,801,632
Venture CDO Ltd. Series 2018-32A, Class A1, 5.25% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	1,127,088	1,128,401
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $113,768,050)		113,712,520

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.9%	Par	Value
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.43% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	300,000	307,868
Series 2024-1, Class M1A, 6.33% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	1,703,991	1,707,960
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060 (a)(b)	2,603,342	2,457,133
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(d)	786,488	785,733
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(d)	877,920	872,196
Bunker Hill Loan Depositary Trust Series 2019-3, Class A3, 3.14%, 11/25/2059 (a)(d)	285,263	283,153
Cascade Funding Mortgage Trust Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(d)	896,313	906,157
Chase Mortgage Finance Corp. Series 2019-ATR2, Class A11, 5.01% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap) (a)	1,082,297	1,019,252
CIM Trust Series 2019-INV2, Class A11, 5.25% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap) (a)	129,774	123,932
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065 (a)(b)	1,710,000	1,678,589
Series 2021-3R, Class A3, 1.51%, 12/25/2064 (a)(b)	433,229	400,231
Series 2022-3, Class A1, 3.90%, 02/25/2067 (a)(b)	672,554	664,114
Series 2025-10, Class A3, 5.44%, 10/25/2070 (a)(d)	2,000,000	2,016,350
Connecticut Avenue Securities Trust Series 2023-R08, Class 1M1, 5.68% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	358,771	360,449
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(d)	938,060	950,193
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060 (a)(d)	962,952	979,633
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (a)(d)	400,185	394,351
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067 (a)(b)	1,660,411	1,615,539
Ellington Financial Mortgage Trust Series 2025-CES1, Class A1B, 5.88%, 01/25/2060 (a)(d)	1,481,865	1,511,065
FIGRE Trust
Series 2025-FL1, Class A1, 5.27%, 07/25/2055 (a)(d)	1,595,196	1,602,765
Series 2025-HE6, Class A, 5.04%, 09/25/2055 (a)(b)	1,000,000	1,001,038
Flagstar Mortgage Trust Series 2018-6RR, Class 1A2, 4.81% (1 mo. Term SOFR + 0.81%), 10/25/2048 (a)	770,003	729,009
Galton Funding Mortgage Trust Series 2017-1, Class A21, 3.50%, 07/25/2056 (a)(b)	31,868	29,749
GCAT Trust Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(b)	1,091,284	952,024
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.62%, 07/25/2044 (a)(b)	109,437	110,630
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050 (a)(b)	196,226	177,331
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)	1,049,326	946,015
Series 2025-DSC2, Class A1, 5.04%, 01/25/2066 (a)(d)	5,000,000	5,031,000
Series 2025-HE1, Class A1, 5.73% (30 day avg SOFR US + 1.55%), 10/25/2055 (a)	1,884,310	1,903,664
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	936,412	833,742
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 5.01% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap) (a)	492,068	471,224
Series 2019-6, Class A3, 3.50%, 12/25/2049 (a)(b)	965,283	887,872
Series 2019-LTV3, Class A3, 3.47%, 03/25/2050 (a)(b)	4,120	4,140
Series 2023-HE1, Class A1, 5.93% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	346,249	350,171
Mello Mortgage Capital Acceptance Series 2021-MTG2, Class A10, 2.50%, 06/25/2051 (a)(b)	3,019,716	2,713,659
Metlife Securitization Trust Series 2020-INV1, Class A5, 3.00%, 05/25/2050 (a)(b)	1,398,847	1,243,804
Mill City Mortgage Trust Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (a)(b)	548,285	529,685
Morgan Stanley Residential Mortgage Loan Trust Series 2025-SPL1, Class A3, 4.25%, 02/25/2065 (a)(d)	994,318	961,130
New York Mortgage Trust, Inc. Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (a)(b)	968,143	937,389
NMLT Trust Series 2021-INV1, Class A3, 1.80%, 05/25/2056 (a)(b)	1,067,086	943,114
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 4.86% (1 mo. Term SOFR + 0.86%), 02/25/2060 (a)	268,827	255,920
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066 (a)(b)	3,329,491	2,954,324
Pretium Mortgage Credit Partners LLC Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (a)(d)	1,946,475	1,954,384
PRPM LLC
Series 2025-7, Class A1, 5.50%, 08/25/2030 (a)(d)	979,274	982,124
Series 2025-RCF5, Class A1, 4.84%, 10/25/2055 (a)(d)	1,000,000	1,001,814
RCKT Mortgage Trust Series 2025-CES7, Class A1B, 5.48%, 07/25/2055 (a)(d)	1,442,969	1,463,781
Rithm Capital Corp.
Series 2021-INV1, Class A6, 2.50%, 06/25/2051 (a)(b)	1,863,149	1,700,004
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(d)	881,942	864,150
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 3.81%, 11/25/2029 (a)(b)	2,458,864	2,381,902
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(d)	1,979,804	1,984,183
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(d)	2,508,716	2,524,483
Santander US Capital Markets LLC Series 2025-CES1, Class A1A, 5.04%, 09/25/2055 (a)(d)	2,000,000	2,001,810
Sequoia Mortgage Trust Series 2023-4, Class A10, 5.99%, 11/25/2053 (a)(b)	232,420	233,613
SGR Residential Mortgage Trust Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	3,324,082	2,883,106
Starwood Mortgage Residential Trust Series 2020-INV1, Class A3, 1.59%, 11/25/2055 (a)(b)	906,697	876,356
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.11% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	607,001	608,509
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	1,500,000	1,406,175
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(d)	1,275,757	1,295,562
Verus Securitization Trust
Series 2021-4, Class A2, 1.25%, 07/25/2066 (a)(b)	1,291,087	1,093,259
Series 2021-8, Class A3, 2.49%, 11/25/2066 (a)(b)	1,271,397	1,154,313
Series 2022-5, Class A3, 3.80%, 04/25/2067 (a)(b)	780,626	766,558
Series 2023-3, Class A3, 6.74%, 03/25/2068 (a)(d)	547,426	553,007
Visio Trust Series 2021-1R, Class A3, 1.69%, 05/25/2056 (a)	962,477	905,941
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	868,522	888,547
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(d)	374,122	377,168
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(d)	2,000,000	2,006,312
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(d)	846,489	859,068
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(d)	2,626,766	2,673,984
Series 2025-CES1, Class A2, 6.03%, 04/25/2055 (a)(d)	3,069,000	3,100,638
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(b)	3,962,810	3,997,227
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(d)	2,000,000	2,004,720
WinWater Mortgage Loan Trust Series 2015-A, Class AX1, 0.35%, 06/20/2045 (a)(b)(e)	5,018,442	63,995
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $91,163,739)		89,209,990

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%	Par	Value
ACREC Trust Series 2021-FL1, Class AS, 5.65% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	370,000	371,299
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1, Class A, 5.93% (1 mo. Term SOFR + 1.93%), 01/20/2041 (a)	1,000,000	1,004,743
BrightSpire Capital, Inc. Series 2021-FL1, Class AS, 5.75% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,993,572
BXP Trust Series 2017-CQHP, Class A, 4.93% (1 mo. Term SOFR + 0.90%), 11/15/2034 (a)	688,679	670,364
Commercial Mortgage Pass Through Certificates Series 2025-SBX, Class B, 5.55%, 08/10/2041 (a)(b)	2,000,000	2,018,030
GS Mortgage Securities Corp. Series 2018-TWR, Class B, 5.53% (1 mo. Term SOFR + 1.50%), 07/15/2031 (a)(f)	775,000	384,300
JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC, Class A, 5.53% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)(f)	1,253,000	532,343
KREF Ltd. Series 2021-FL2, Class A, 5.22% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	243,715	244,395
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7, Class AS, 5.59% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	2,010,000	2,014,076
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A, 5.61% (1 mo. Term SOFR + 1.58%), 07/15/2036 (a)	848,857	808,695
NYC Commercial Mortgage Trust Series 2025-28L, Class A, 4.67%, 11/05/2038 (a)(b)(c)	500,000	500,508
TPG Real Estate Finance Issuer Ltd. Series 2022-FL5, Class AS, 6.18% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	1,000,000	1,002,837
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051 (a)(b)	2,549,966	2,241,884
Series 2021-3, Class A, 1.96%, 10/25/2051 (a)(b)	1,608,194	1,384,753
Series 2021-4, Class A, 2.52%, 12/26/2051 (a)(b)	852,049	743,351
Wells Fargo Commercial Mortgage Trust Series 2025-VTT, Class C, 5.83%, 03/15/2038 (a)(b)	4,000,000	4,012,428
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,628,301)		19,927,578

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.7%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (b)	1,161,892	1,138,497
Series 2022-DNA3, Class M1B, 7.08% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,111,000	3,210,409
Series 2025-HQA1, Class M1, 5.33% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	1,013,142	1,015,353
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $5,392,491)		5,364,259

COMMON STOCKS - 0.1%	Shares	Value
Financial - 0.1%
Citigroup, Inc.	1,000,000	1,001,349
TOTAL COMMON STOCKS (Cost $999,576)		1,001,349

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Federal Home Loan Mortgage Corp. Series 5078, Class AB, 2.00%, 09/25/2035	$243,585	243,090
Federal National Mortgage Association Series 2017-61, Class K, 3.50%, 08/25/2046	408,284	398,296
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $656,018)		641,386

SHORT-TERM INVESTMENTS - 3.6%	Shares	Value
Money Market Funds – 3.6% First American Government Obligations Fund - Class U, 4.05% (g)	27,086,159	27,086,159
TOTAL SHORT-TERM INVESTMENTS (Cost $27,086,159)		27,086,159

TOTAL INVESTMENTS - 102.6% (Cost $775,501,285)		771,506,505
Liabilities in Excess of Other Assets - (2.6)%		(19,212,363)
TOTAL NET ASSETS - 100.0%		$752,294,142

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $465,185,730 or 61.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(e)	Interest only security.
(f)	Issuer is currently in default and not accruing income.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
October 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(293)	12/22/2025	$(27,717,800)	$387,434
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,867,426)	342,333
U.S. Treasury 2 Year Notes	(159)	12/31/2025	(33,110,508)	35,889
Total Unrealized Appreciation (Depreciation)				$765,656

 The average monthly notional value of short futures contracts during the period ended October 31, 2025, was ($95,734,047).

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$179,028,783	$–	$179,028,783
Corporate Obligations	–	170,946,008	–	170,946,008
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	164,588,473	–	164,588,473
Collateralized Loan Obligations	–	113,712,520	–	113,712,520
Residential Mortgage-Backed Securities	–	89,209,990	–	89,209,990
Commercial Mortgage-Backed Securities	–	19,927,578	–	19,927,578
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	5,364,259	–	5,364,259
Common Stocks	–	1,001,349	–	1,001,349
Residental Mortgage-Backed Securities – U.S. Government Agency	–	641,386	–	641,386
Short-Term Investments	27,086,159	–	–	27,086,159
Total	$27,086,159	$744,420,346	$–	$771,506,505

Other Financial Instruments
Assets
Futures Contracts*	$765,656	$–	$–	$765,656

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.